Stock-Based Compensation Plans - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - Net settlement rights	12 Months Ended
Dec. 31, 2025 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-Free Interest Rate (percent)	2.61%
Expected Dividend Yield (percent)	3.60%
Expected Volatility	20.65%
Expected Life (years)	5.30